Label	Element	Value
Impact Shares MSCI Global Climate Select ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Impact Shares MSCI Global Climate Select ETFFUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Impact Shares MSCI Global Climate Select ETF (the “Fund”) seeks investment results that, before fees and expenses, track the performance of the MSCI ACWI Climate Pathway Select Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Since the Fund had not commenced operations as of the date of this Prospectus, no annual portfolio turnover rate information is available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example helps you compare the cost of investing in the Fund to the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower. Investors in the Fund may pay brokerage commissions on their purchases and sales of Fund shares, which are not included in the examples below. The Example reflects expense limitation agreements and/or waivers, if any, in effect for the one-year period and the first year of the three-year period. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal circumstances, invest at least 80% of its total assets plus any borrowings for investment purposes (the “80% basket”) in equity securities that are component securities of the Underlying Index (“Component Securities”). The Fund may invest the remaining 20% of its total assets (the “20% basket”) in securities and instruments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, the Fund may invest in securities that are not components of the Underlying Index to reflect various corporate actions (such as mergers) and other actual or expected changes in the Underlying Index (such as reconstitutions, additions and deletions). The Fund may invest in any country, including the United States, other developed countries and emerging market countries.
The Fund may invest in securities of any type (including equity and debt securities) and of companies of any market capitalization (including small-, mid‑ and large-capitalization companies), market sector or industry.
The Fund may use the 20% basket to invest in securities issued by other investment companies, including other exchange-traded funds. The Fund also may invest in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates and/or currencies, within the 20% basket to help track the Underlying Index and as substitutes for direct investments. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) within the 20% basket to hedge various investments for risk management and speculative purposes. In addition, the Fund’s 20% basket may be invested in cash and cash equivalents.
Unlike many investment companies, the Fund does not try to “beat” the index it tracks. The Fund uses a passive management strategy designed to track the total return performance of the Underlying Index.
The Adviser may use a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, leverage and price to earnings ratios) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of the Underlying Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than funds that seek to replicate an index.
The Fund concentrates its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated.
The Fund is a non‑diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.
The Underlying Index is designed to provide exposure to companies across developed and emerging market countries that the Index Provider believes can potentially benefit from the transition to a lower-carbon economy or are setting or have committed to credible emission reduction targets and have a track record of decarbonizing.
The Underlying Index is constructed using a rules-based methodology to select companies with specific characteristics (described below) from the MSCI ACWI Index (the “Parent Index”). The Parent Index is a free-float market-capitalization weighted index composed of large- and mid‑capitalization securities of publicly-traded companies covering approximately 85% of the global investable equity opportunity across 23 developed market and 27 emerging market countries. To be eligible for inclusion in the Parent Index, companies must meet specific requirements including size and liquidity criteria.
MSCI, Inc. (“MSCI” or the “Index Provider”) constructs the Underlying Index using company ratings and research provided by MSCI ESG Research LLC (“MSCI ESG Research”). In particular, the Index Provider uses MSCI ESG Research’s ESG Controversies Scores, ESG Ratings, ESG Business Involvement Screening Research and Climate Change Metrics to construct the Underlying Index.
The following is a summary of the methodology used in constructing the Underlying Index, more detailed information about the methodology can be found at the Index Provider’s website at www.msci.com (the contents of which are not incorporated by reference in this prospectus).
The Underlying Index excludes companies from the Parent Index that either (i) have an MSCI ESG Rating below BB, (ii) fail to comply with the United Nations Global Compact Principles (iii) are involved in certain controversial businesses, or (iv) are involved in severe environmental or very severe environmental, social or governance controversies.
After screening, the Underlying Index is optimized to meet certain climate objectives when selecting final index constituents and weights, including (i) maximizing the overall low carbon transition score, (ii) lowering the weighted average carbon intensity, (iii) increasing the weight of index constituents with creditable emission reduction targets, and (iv) improving the ESG score of the Underlying Index relative to the Parent Index. Additional constraints and diversification objectives are set to maintain replicability and investibility characteristics similar to the Parent Index while restricting the number of index constituents to 400.
As of September 30, 2021, the Underlying Index was comprised of 275 index constituents with market capitalizations ranging from $254.9 million to $2,361.3 billion. The components of the Underlying Index are likely to change over time. The Underlying Index is re‑constituted semi-annually to coincide with the MSCI Semi-Annual Index Reviews of the Parent Index in May and November. In between reviews, any security removed from the Parent Index will be simultaneously removed from the Underlying Index.
Charitable Contribution to United Nations Capital Development Fund
The Adviser is a tax‑exempt organization under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the “Code”). The Adviser intends to make charitable contributions to the United Nations Capital Development Fund (“UNCDF”) equal to the excess, if any, of the Adviser’s fees with respect to the Fund over the Adviser’s operating expenses and a reserve for working capital. The UNCDF, in its sole discretion, may use any portion of the Adviser’s charitable contributions made directly to the UNCDF to support its own programs or may make its own donations to identified charitable organizations that support the UNCDF’s mission.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors. An investment in the Fund involves risks, including, foreign securities risk, emerging markets risk, equity investing risk and index performance risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below.
Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Brexit. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On January 31, 2020, the United Kingdom left the European Union and during a transition period that ended on December 31, 2020 negotiated an agreement that governs the terms of the ongoing relationship between United Kingdom and the European Union. At present the long term political and economic consequences of Brexit are uncertain. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
Derivatives Risk. Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union and countries outside of the European Union have implemented similar requirements that affect the Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose the Fund to new kinds of costs and risks.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put)an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over‑the‑counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks.
Emerging Markets Risk. Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non‑U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments. Additionally, a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Because the Index has exposure to emerging markets, the risk of errors in index data, index computation and/or index construction if information regarding emerging markets companies is unreliable or outdated, or if less information about the non-U.S. companies is publicly available due to differences in regulatory, accounting, auditing and financial recordkeeping standards, is higher than the risk of such errors for indexes consisting solely of U.S. companies. Such errors may have a negative effect on the Fund’s performance. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Therefore, the rights and remedies indirectly available through a fund that tracks an index comprised of foreign securities may be different than those available indirectly through a fund that tracks an index of domestic securities.
ESG Index Risk. The index provider uses environmental, social and governance (ESG) related ratings and research to construct the Index. These ESG related ratings and research may exclude securities of certain companies from the Index for non-financial reasons and as a result, the Fund may forgo market opportunities available to other index funds that do not seek to track the performance of an ESG related index. In evaluating a company, the index provider is often dependent upon information and data obtained through voluntary or third-party reporting that, where available, may be incomplete or inaccurate, which could cause the index provider to incorrectly assess a company’s ESG risks and opportunities. In addition, there is a risk that the companies included in the Index will not meet their climate objectives.
Exchange-Traded Funds Risk. The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.
Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non‑compliance with regulatory requirements, and reduced demand for the issuer’s goods or services and also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Fee Risk. Because the fees paid by the Fund to Impact Shares are based on the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Fund to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Fund, on the other hand.
Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. The Fund’s use of futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Foreign Securities Risk. Investments in securities of non‑U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non‑U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than the Fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non‑U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.
Geographic Risk. To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.
Index Performance Risk. The Fund seeks to track an index maintained by a third-party provider unaffiliated with the Fund or the Adviser. Therefore, the Adviser’s ability to oversee the index provider’s due diligence process over index data prior to its use in index computation, construction, and/or rebalancing, if any, will be limited. There can be no guarantee or assurance that the methodology used by the third-party provider to create the index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.
Industry Concentration Risk. Because the Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance may depend to a large extent on the overall condition of such industry or group of industries and the Fund may be susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.
Intellectual Property Risk. The Fund relies on licenses that permit the Adviser to use the Underlying Index and associated trade names, trademarks and service marks, as well as the UNCDF’s name and logo (the “Intellectual Property”) in connection with the investment strategies of the Fund and/or in marketing and other materials for the Fund. Such licenses may be terminated, and, as a result, the Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of the Fund may be adversely affected.
Limited Operating History Risk. The Fund has a limited operating history for investors to evaluate as of the date of this Prospectus. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If the Fund fails to achieve sufficient scale, it may be liquidated.
Management Risk. Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser is a non‑profit organization with limited personnel and financial resources. The relative lack of resources may increase the Fund’s management risk.
Market Price Variance Risk. Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the net asset value (“NAV”) and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, the Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause the Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criterion with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill‑timed stop order. The Fund’s shares may be listed or traded on U.S. and non‑U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained and may otherwise be made available to non‑U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.
Mid‑Cap Company Risk. Investing in securities of mid‑cap companies may entail greater risks than investments in larger, more established companies. Mid‑cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.
Non‑Diversification Risk. As a non‑diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non‑diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.
Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Options Risk. Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.
Passive Investment Risk. The Fund is not actively managed and invests in securities included in, or representative of, the Underlying Index regardless of such securities’ investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.
Securities Market Risk. Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of a Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price movements. The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally, or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics such as the recent COVID‑19 outbreak, the novel respiratory disease also known as “coronavirus,” also could affect the economies of many nations in ways that cannot necessarily be foreseen. The coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre‑existing political, social and economic risks in certain countries or globally. The duration of the COVID‑19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.
In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of a Fund’s investment activities, it is possible that such Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.
Small‑Cap Company Risk. Investing in the securities of small‑cap companies either directly or indirectly through investments in ETFs, closed‑end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.
Swaps Risk. Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over‑the‑counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.
Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly, but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk. As a non‑diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non‑diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund had not commenced operations as of the calendar year ended December 31, 2020, there is no annual performance information included. When available, updated performance information may be obtained by calling 844‑448‑3383 (844- GIVE‑ETF). or visiting the Fund’s website: https://www.impactshares.org. Keep in mind that past performance does not indicate future results.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not commenced operations as of the calendar year ended December 31, 2020, there is no annual performance information included.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844‑448‑3383 (844- GIVE‑ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.impactshares.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Impact Shares MSCI Global Climate Select ETF | Impact Shares MSCI Global Climate Select ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	0.30%
1 Year	rr_ExpenseExampleYear01	$ 31
3 Years	rr_ExpenseExampleYear03	$ 145

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]
Impact Shares, Corp. (“Impact Shares” or the “Adviser”) has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through at least November 1, 2022. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees.